Credit Facilities and Line of Credit (Details Narrative) - USD ($)	Jul. 02, 2016	Jul. 01, 2016	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of credit, balance			$ 797,000	$ 4,534,000	$ 3,667,417
Factoring and Security Agreement [Member] | Action Capital Corporation [Member]
Line of credit maximum borrowing capacity	$ 5,000,000	$ 5,000,000
Percentage of reserve account	5.00%	5.00%
Percentage of average outstanding balance	0.75%	0.75%
Factoring and Security Agreement [Member] | Action Capital Corporation [Member] | Prime Rate [Member]
Percentage of average outstanding balance	2.00%	2.00%